Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	Autolus Therapeutics plc
Entity Central Index Key	0001730463
Document Type	6-K
Document Period End Date	Mar. 31, 2023
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31